[AIM LOGO APPEARS HERE]         Dear Shareholder:
--Registered Trademark--

                 [PHOTO of      As the end of the fiscal year arrived, the U.S.
             Charles T. Bauer,  economy continued to move ahead at a lively
              Chairman of the   pace. The robust domestic economy (coupled with
LETTER       Board of The Fund  inflationary tendencies in certain commodity
TO OUR         APPEARS HERE]    prices) compelled the Federal Reserve Board (the
SHAREHOLDERS                    Fed) to increase the federal funds rate four
                 times during the fiscal year, resulting in a current federal funds rate of 6.50%. On August 22, at its last meeting before the end of the reporting period, the Fed remained on hold, leaving the rate unchanged. However, concern about inflation remains due to trepidation about crude-oil prices. The energy sector poses the highest risk of inflation; the price of crude oil has escalated from $25 per barrel to more than $33 during the fiscal year. Recent monthly economic data releases reflect a moderate growth trend for the economy, a bit slower than when 2000 began. Gross domestic product for the second quarter of 2000 was 5.6%, and the estimate for the third quarter is between 3.5% and 4.0%.

                 YOUR INVESTMENT PORTFOLIO

                 As of August 31, 2000, the performance of the portfolio's Cash Management Class topped that of its comparative indexes, as shown in the table. (Had the advisor not waived fees and expenses during the reporting period, returns would have been lower.) Although the Treasury-bill yield curve remained somewhat expensive for the portfolio's rate target for most of the fiscal year, the portfolio held to its consistent investment discipline, maintaining a relatively short, laddered portfolio structure. This structure is used to help ensure that the portfolio's yield is not unduly influenced by reinvestment rates on any particular maturity date. As Treasury-bill rates plunged, portfolio managers looked to take advantage of the relatively cheaper coupon securities to help add value. The portfolio's weighted average maturity (WAM) was between 17 and 43 days during the fiscal year. At the close of the period, the weighted average maturity was 22 days. Net assets of the Cash Management Class stood at $223.49 million at the end of the fiscal year.

                 YIELDS AS OF 8/31/00
                                                         Average     Seven-Day
                                                     Monthly Yield     Yield
                 Government & Agency Portfolio
                 Cash Management Class                    6.42%         6.47%

                 IBC Money Fund Averages(TM)
                 U.S. Treasury/Repurchase Agreements      5.72%         5.74%

                 IBC Money Fund Averages(TM)
                 Government Only/Institutions Only        6.04%         6.06%

                  The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies:
                 AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies, according to IBC Financial Data, Inc.

                  The Government & Agency Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase

                                                                     (continued)
                        agreements secured by such obligations. Government securities, such as U.S. Treasury bills and notes, offer a high degree of safety and are guaranteed as to the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

                        OUTLOOK FOR THE FUTURE

                        August saw a decline in the Consumer Price Index and the Producer Price Index and flat retail sales, which led to a widespread consensus among financial markets that the Fed will not increase short-term rates for the rest of the year. Jobless claims are the highest they have been since mid-1998. With a presidential election in the near future, the Fed is expected to remain on hold, and the economy will experience the gradual effect of the fiscal year's aggregate 125-basis-point short-term rate increase. Considering the short weighted average maturity the portfolio maintains, the inversion of the Treasury yield curve has allowed it to maintain outstanding performance, along with the flexibility to adjust its maturity schedule in the event of sudden rate changes or curve corrections.

                         We are pleased to send you this annual report on your
                        investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. If you have any questions, please contact one of our representatives at 800-659-1005 if we may help.

                        Respectfully submitted,


                        /s/ CHARLES T. BAUER
                        Charles T. Bauer
                        Chairman

SCHEDULE OF INVESTMENTS
August 31, 2000

                                                              PAR
                                                   MATURITY  (000)     VALUE
U.S. GOVERNMENT AGENCY DISCOUNT NOTES(a) - 25.05%

FEDERAL HOME LOAN MORTGAGE CORP.(b) - 7.75%

6.06%                                              09/08/00 $10,000 $ 9,988,217
-------------------------------------------------------------------------------
6.12%                                              09/20/00   7,515   7,490,726
-------------------------------------------------------------------------------
6.41%                                              12/15/00  20,000  19,626,083
-------------------------------------------------------------------------------
6.45%                                              01/04/01  10,000   9,776,042
-------------------------------------------------------------------------------
6.45%                                              01/05/01  10,000   9,774,250
-------------------------------------------------------------------------------
6.40%                                              01/10/01  10,000   9,767,111
-------------------------------------------------------------------------------
6.45%                                              01/31/01  10,000   9,727,667
===============================================================================
                                                                     76,150,096
===============================================================================

MEDIUM TERM NOTES - 1.02%

6.88%                                              08/28/01  10,000  10,000,000
===============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 16.28%

6.06%                                              09/14/00  15,000  14,967,175
-------------------------------------------------------------------------------
6.07%                                              09/21/00  20,000  19,932,555
-------------------------------------------------------------------------------
6.17%                                              09/28/00  10,000   9,953,725
-------------------------------------------------------------------------------
6.14%                                              10/05/00  10,000   9,942,011
-------------------------------------------------------------------------------
6.17%                                              10/05/00  10,000   9,941,775
-------------------------------------------------------------------------------
6.16%                                              10/12/00  10,000   9,929,844
-------------------------------------------------------------------------------
6.17%                                              10/19/00  10,000   9,917,733
-------------------------------------------------------------------------------
6.22%                                              10/19/00  10,000   9,917,067
-------------------------------------------------------------------------------
6.65%                                              11/22/00  10,000   9,848,528
-------------------------------------------------------------------------------
6.55%                                              12/07/00  25,000  24,558,785
-------------------------------------------------------------------------------
6.50%                                              12/21/00  11,914  11,675,224
-------------------------------------------------------------------------------
6.47%                                              01/11/01  10,000   9,762,767
-------------------------------------------------------------------------------
6.45%                                              01/25/01  10,000   9,738,619
===============================================================================
                                                                    160,085,808
===============================================================================
Total U.S. Government Agency Discount Notes (Cost
 $246,235,904)                                                      246,235,904
_______________________________________________________________________________
===============================================================================
Total Investments (excluding Repurchase
 Agreements)                                                        246,235,904
_______________________________________________________________________________
===============================================================================

                                                    PAR
                                         MATURITY  (000)      VALUE
REPURCHASE AGREEMENTS(b) - 75.48%

Banc One Capital Markets, Inc.
  6.67%(c)                               09/01/00 $ 47,000 $ 47,000,000
------------------------------------------------------------------------
Barclays Capital Inc.
  6.68%(d)                               09/01/00   47,000   47,000,000
------------------------------------------------------------------------
BNP Capital Markets, LLC
  6.68%(e)                               09/01/00  242,000  242,000,000
------------------------------------------------------------------------
Dean Witter Reynolds, Inc.
  6.67%(f)                               09/01/00   47,000   47,000,000
------------------------------------------------------------------------
First Union Capital Markets Corp.
  6.67%(g)                               09/01/00   47,000   47,000,000
------------------------------------------------------------------------
Salomon Smith Barney Inc.
  6.67%(h)                                  --      41,000   41,000,000
------------------------------------------------------------------------
SG Cowen Securities Corp.
  6.68%(i)                               09/01/00  242,000  242,000,000
------------------------------------------------------------------------
Westdeutsche Landesbank Girozentrale
  6.67%(j)                               09/01/00   29,066   29,066,462
========================================================================
Total Repurchase Agreements (Cost
 $742,066,462)                                              742,066,462
========================================================================
TOTAL INVESTMENTS - 100.53% (COST
 $988,302,366)(k)                                           988,302,366
========================================================================
LIABILITIES LESS OTHER ASSETS - (0.53)%                      (5,213,950)
________________________________________________________________________
========================================================================
NET ASSETS - 100.00%                                       $983,088,416
________________________________________________________________________
========================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) U.S. Agency Discount Notes are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Joint repurchase agreement entered into 08/31/00 with a maturing value of $250,046,319. Collateralized by $261,934,000 U.S. Government obligations, 0% due 10/06/00 to 03/01/01 with an aggregate market value at 08/31/00 of $255,003,949.
(d) Joint repurchase agreement entered into 08/31/00 with a maturing value of $337,904,727. Collateralized by $344,076,000 U.S. Government obligations, 5.47% to 7.63% due 02/15/02 to 09/15/09 with an aggregate market value at 08/31/00 of $344,599,443.
(e) Joint repurchase agreement entered into 08/31/00 with a maturing value of $500,092,778. Collateralized by $649,836,000 U.S. Government obligations, 0% to 7.13% due 09/01/00 to 11/15/21 with a market value at 08/31/00 of
    $510,000,646.
(f) Joint repurchase agreement entered into 08/31/00 with a maturing value of $150,027,792. Collateralized by $154,491,000 U.S. Government obligations, 0% to 7.75% due 09/01/00 to 05/23/11 with an aggregate market value at 08/31/00 of $153,000,708.
(g) Joint repurchase agreement entered into 08/31/00 with a maturing value of $200,037,056. Collateralized by $204,839,000 U.S. Government obligations, 0% to 8.25% due 10/02/00 to 04/01/36 with an aggregate market value at 08/31/00 of $204,000,606.
(h) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $1,014,955,000 U.S Government obligations, 0% to 9.375% due 09/01/00 to 05/15/30 with an aggregate market value at 08/31/00 of $935,151,358.
(i) Joint repurchase agreement entered into 08/31/00 with a maturing value of $500,092,778. Collateralized by $520,898,000 U.S. Government obligations, 0% to 8.88% due 06/21/01 to 08/15/17 with an aggregate market value at 08/31/00 of $510,240,768.
(j) Joint repurchase agreement entered into 08/31/00 with a maturing value of $75,013,896. Collateralized by $77,459,000 U.S. Government obligations, 5.13% to 7.63% due 03/15/02 to 10/15/08 with a market value at 08/31/00 of
    $76,500,286.
(k) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2000

ASSETS:

Investments, excluding repurchase agreements at value (amortized
 cost)                                                            $246,235,904
------------------------------------------------------------------------------
Repurchase agreements (amortized cost)                             742,066,462
------------------------------------------------------------------------------
Interest receivable                                                    145,170
------------------------------------------------------------------------------
Investment for deferred compensation plan                               11,826
------------------------------------------------------------------------------
Other assets                                                                46
==============================================================================
  Total assets                                                     988,459,408
==============================================================================

LIABILITIES:

Payables for:
 Dividends                                                           5,246,338
------------------------------------------------------------------------------
 Deferred compensation plan                                             11,826
------------------------------------------------------------------------------
Accrued advisory fees                                                    1,806
------------------------------------------------------------------------------
Accrued administrative services fees                                    13,975
------------------------------------------------------------------------------
Accrued distribution fees                                               80,538
------------------------------------------------------------------------------
Accrued trustees' fees                                                   1,454
------------------------------------------------------------------------------
Accrued transfer agent fees                                             11,100
------------------------------------------------------------------------------
Accrued operating expenses                                               3,955
==============================================================================
  Total liabilities                                                  5,370,992
==============================================================================
Net assets applicable to shares outstanding                       $983,088,416
______________________________________________________________________________
==============================================================================

NET ASSETS:

Institutional Class                                               $399,390,022
______________________________________________________________________________
==============================================================================
Private Investment Class                                          $109,496,204
______________________________________________________________________________
==============================================================================
Personal Investment Class                                         $ 14,425,600
______________________________________________________________________________
==============================================================================
Cash Management Class                                             $223,494,784
______________________________________________________________________________
==============================================================================
Reserve Class                                                     $  2,661,843
______________________________________________________________________________
==============================================================================
Resource Class                                                    $233,619,963
______________________________________________________________________________
==============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                                399,389,878
______________________________________________________________________________
==============================================================================
Private Investment Class                                           109,496,235
______________________________________________________________________________
==============================================================================
Personal Investment Class                                           14,425,600
______________________________________________________________________________
==============================================================================
Cash Management Class                                              223,494,913
______________________________________________________________________________
==============================================================================
Reserve Class                                                        2,661,839
______________________________________________________________________________
==============================================================================
Resource Class                                                     233,619,951
______________________________________________________________________________
==============================================================================
Net asset value, offering and redemption price per share for all
 classes                                                                 $1.00
______________________________________________________________________________
==============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended August 31, 2000

INVESTMENT INCOME:

Interest                                              $37,950,109
==================================================================

EXPENSES:

Advisory fees                                             623,378
------------------------------------------------------------------
Administrative services fee                               150,815
------------------------------------------------------------------
Custodian fees                                             29,754
------------------------------------------------------------------
Distribution fees:
 Private Investment Class                                 321,807
------------------------------------------------------------------
 Personal Investment Class                                 30,106
------------------------------------------------------------------
 Cash Management Class                                    147,900
------------------------------------------------------------------
 Resource Class                                           209,243
------------------------------------------------------------------
 Reserve Class                                              9,540
------------------------------------------------------------------
Transfer agent fees                                       102,586
------------------------------------------------------------------
Trustees' fees                                              8,934
------------------------------------------------------------------
Other                                                     137,547
==================================================================
  Total expenses                                        1,771,610
==================================================================
Less: Fee waiver and expense reimbursement               (843,100)
==================================================================
  Net expenses                                            928,510
==================================================================
Net investment income                                  37,021,599
==================================================================
Net increase in net assets resulting from operations  $37,021,599
__________________________________________________________________
==================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended August 31, 2000 and 1999

                                                    AUGUST 31,    AUGUST 31,
                                                       2000          1999
                                                   ------------  ------------
OPERATIONS:

 Net investment income                             $ 37,021,599  $ 11,215,411
------------------------------------------------------------------------------
  Net increase in net assets resulting from opera-
   tions                                             37,021,599    11,215,411
==============================================================================
Distributions to shareholders from net investment
 income:
 Institutional Class                                (17,899,952)   (5,533,351)
------------------------------------------------------------------------------
 Private Investment Class                            (3,672,868)   (1,913,875)
------------------------------------------------------------------------------
 Personal Investment Class                             (240,085)          --
------------------------------------------------------------------------------
 Cash Management Class                               (8,847,397)   (3,191,932)
------------------------------------------------------------------------------
 Reserve Class                                          (52,966)          --
------------------------------------------------------------------------------
 Resource Class                                      (6,308,331)     (576,253)
------------------------------------------------------------------------------
Share transactions - net:
 Institutional Class                                259,529,935   139,859,943
------------------------------------------------------------------------------
 Private Investment Class                            66,968,191    42,528,044
------------------------------------------------------------------------------
 Personal Investment Class                           14,425,600           --
------------------------------------------------------------------------------
 Cash Management Class                              138,381,530    85,113,383
------------------------------------------------------------------------------
 Reserve Class                                        2,661,839           --
------------------------------------------------------------------------------
 Resource Class                                     221,936,209    11,683,742
==============================================================================
  Net increase in net assets                        703,903,304   279,185,112
==============================================================================

NET ASSETS:

 Beginning of year                                  279,185,112           --
==============================================================================
 End of year                                       $983,088,416  $279,185,112
______________________________________________________________________________
==============================================================================

NET ASSETS CONSIST OF:

 Shares of beneficial interest                     $983,088,416  $279,185,112
==============================================================================
                                                   $983,088,416  $279,185,112
______________________________________________________________________________
==============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 2000

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Delaware business trust consisting of three portfolios, each of which offers separate series of shares: the Treasury Portfolio, the Government & Agency Portfolio and the Government TaxAdvantage Portfolio (formerly the Treasury TaxAdvantage Portfolio). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Government & Agency Portfolio (the "Portfolio"). The Portfolio consists of six separate classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio is a money market fund whose investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.
C. Distributions - It is the policy of the Portfolio to declare dividends from net investment income daily and pay on the first business day of the following month.
D. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Portfolio at the annual rate of 0.10% of the average daily net assets of the Portfolio. During the year ended August 31, 2000, AIM waived fees of $623,378 and reimbursed expenses of $7,628.
 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2000, AIM was paid $150,815 for such services.
 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended, August 31, 2000, AFS was paid $77,911 for such services.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment

Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of
(a) 0.25% of the average daily net assets of each of the Private Investment Class, the Personal Investment Class and the Reserve Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.50%, 0.08%, 0.80% and 0.16%, respectively, of the average daily net assets attributable to such class. During the year ended August 31, 2000, the Private Investment Class, the Personal Investment Class, the Cash management Class, the Reserve Class and the Resource Class paid $193,084, $20,071, $118,320, $7,632 and $167,395, respectively, as compensation under the Plan and FMC waived fees of $212,094.
 Certain officers and trustees of the Fund are officers of AIM, FMC, and AFS. During the year ended August 31, 2000, the Portfolio paid legal fees of $4,153 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Fund.

NOTE 3 - TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Fund may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - SHARE INFORMATION

Changes in shares outstanding during the years ended August 31, 2000 and 1999 were as follows:

                                     2000                           1999
                        -------------------------------  ---------------------------
                            SHARES          AMOUNT          SHARES        AMOUNT
                        --------------  ---------------  ------------  -------------
Sold:
  Institutional Class    5,049,011,141  $ 5,049,011,141   596,607,970  $ 596,607,970
-------------------------------------------------------------------------------------
  Private Investment
   Class                   223,917,108      223,917,108   101,447,592    101,447,592
-------------------------------------------------------------------------------------
  Personal Investment
   Class*                   30,148,500       30,148,500            --             --
-------------------------------------------------------------------------------------
  Cash Management Class    606,494,133      606,494,133   281,678,849    281,678,849
-------------------------------------------------------------------------------------
  Reserve Class*            14,985,036       14,985,036            --             --
-------------------------------------------------------------------------------------
  Resource Class           743,203,426      743,203,426   167,590,664    167,590,664
-------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class        9,186,364        9,186,364     3,376,023      3,376,023
-------------------------------------------------------------------------------------
  Private Investment
   Class                     3,099,686        3,099,686     1,572,109      1,572,109
-------------------------------------------------------------------------------------
  Personal Investment
   Class*                        2,529            2,529            --             --
-------------------------------------------------------------------------------------
  Cash Management Class      7,900,071        7,900,071     2,457,651      2,457,651
-------------------------------------------------------------------------------------
  Reserve Class*                40,333           40,333            --             --
-------------------------------------------------------------------------------------
  Resource Class             1,269,456        1,269,456       383,792        383,792
-------------------------------------------------------------------------------------
Reacquired:
  Institutional Class   (4,798,667,570)  (4,798,667,570) (460,124,050)  (460,124,050)
-------------------------------------------------------------------------------------
  Private Investment
   Class                  (160,048,603)    (160,048,603)  (60,491,657)   (60,491,657)
-------------------------------------------------------------------------------------
  Personal Investment
   Class*                  (15,725,429)     (15,725,429)           --             --
-------------------------------------------------------------------------------------
  Cash Management Class   (476,012,674)    (476,012,674) (199,023,117)  (199,023,117)
-------------------------------------------------------------------------------------
  Reserve Class*           (12,363,530)     (12,363,530)           --             --
-------------------------------------------------------------------------------------
  Resource Class          (522,536,673)    (522,536,673) (156,290,714)  (156,290,714)
=====================================================================================
                           703,903,304  $   703,903,304   279,185,112  $ 279,185,112
_____________________________________________________________________________________
=====================================================================================

* The Personal Investment Class and Reserve Class commenced sales on January 31, 2000 and January 26, 2000, respectively.

NOTE 5 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Cash Management Class outstanding throughout the periods indicated.

                                                       CASH MANAGEMENT
                                                            CLASS
                                                      --------------------
                                                          YEAR ENDED
                                                          AUGUST 31,
                                                      --------------------
                                                        2000        1999
                                                      --------     -------
Net asset value, beginning of period                  $   1.00     $  1.00
---------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.06        0.05
===========================================================================
Less distributions from net investment income            (0.06)      (0.05)
===========================================================================
Net asset value, end of period                        $   1.00     $  1.00
___________________________________________________________________________
===========================================================================
Total return                                              5.95%       4.98%
___________________________________________________________________________
===========================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $223,495     $85,113
___________________________________________________________________________
===========================================================================
Ratio of expenses to average net assets:
  With fee waivers and reimbursements                     0.15%(a)    0.14%
---------------------------------------------------------------------------
  Without fee waivers and reimbursements                  0.27%(a)    0.30%
___________________________________________________________________________
===========================================================================
Ratio of net investment income to average net assets      5.94%(a)    4.83%
___________________________________________________________________________
===========================================================================

(a) Ratios are based on average net assets of $147,900,468.

NOTE 6 - CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

KPMG LLP was previously the independent public accountants for the Portfolio. Due to an investment in the Portfolio, which KPMG LLP represented to the Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as of December 28, 2000. The Board of Trustees of the Fund, upon recommendation of its Audit Committee, accepted the resignation of KPMG LLP and appointed Tait, Weller & Baker as independent public accountants to audit the financial statements of the Portfolio. KPMG LLP had served as independent public accountants for the year ended August 31, 1999. The audit report of KPMG LLP on the financial statements of the Portfolio for the year ended August 31, 1999 did not contain any adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope, or accounting principles. In connection with the audit for the year ended August 31, 1999, and the subsequent period through December 28, 2000, there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreement.
 Neither the Portfolio nor anyone on its behalf consulted with Tait, Weller & Baker at any time prior to their engagement with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Portfolio's financial statements.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

We have audited the accompanying statement of assets and liabilities of Government & Agency Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2000, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements and financial highlights for the period ended August 31, 1999 were audited by other auditors whose report dated October 6, 1999 expressed an unqualified opinion on such financial statements and financial highlights.
 We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government & Agency Portfolio as of August 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.

TAIT, WELLER & BAKER

December 29, 2000
Philadelphia, Pennsylvania

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Government & Agency Portfolio (the "Fund"), a portfolio of Short-Term Investments Trust, a Delaware business trust (the "Trust"), was held on May 3, 2000. The meeting was held for the following purposes:

(1)* To elect ten Trustees as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert
     H. Graham, Prema Mathai-Davis, Lewis F. Pennock and Louis S. Sklar.

(2) To approve a new Master Investment Advisory Agreement with A I M Advisors, Inc.

(3)  To approve changing the fundamental investment restrictions of the Fund.

(4) To approve changing the investment objective of the Fund so that it is non-fundamental.

(5) To ratify the selection of KPMG LLP as independent accountants of the Fund for the fiscal year ending in 2000.

The results of the voting on the above matters were as follows:

                                                                   WITHHELD/
 DIRECTORS/MATTER                          VOTES FOR              ABSTENTIONS
 ----------------                        -------------            -----------
 (1)*    Charles T. Bauer.............   2,273,936,836            196,328,854
         Bruce L. Crockett............   2,428,834,336             41,431,354
         Owen Daly II.................   2,428,834,336             41,431,354
         Edward K. Dunn, Jr...........   2,428,834,336             41,431,354
         Jack M. Fields...............   2,428,834,336             41,431,354
         Carl Frischling..............   2,411,783,586             58,482,104
         Robert H. Graham.............   2,428,834,336             41,431,354
         Prema Mathai-Davis...........   2,428,834,336             41,431,354
         Lewis F. Pennock.............   2,273,936,836            196,328,854
         Louis S. Sklar...............   2,428,834,336             41,431,354
                                                         VOTES     WITHHELD/
 DIRECTORS/MATTER                          VOTES FOR    AGAINST   ABSTENTIONS
 ----------------                        ------------- ---------- -----------
 (2)     Approval of a new Master
         Investment Advisory
         Agreement....................     258,397,526          0  87,412,546**
 (3) (a) Approval of changing or
         adding Fundamental
         Restriction on Issuer
         Diversification..............     258,397,526          0  87,412,546**
 (3) (b) Approval of changing the
         Fundamental Restriction on
         Borrowing Money and Issuing
         Senior Securities............     258,397,526          0  87,412,546**
 (3) (c) Adjournment of approval of
         changing the Fundamental
         Restriction on Underwriting
         Securities...................     202,741,026          0 143,069,046**
 (3) (d) Approval of changing the
         Fundamental Restriction on
         Industry Concentration.......     258,397,526          0  87,412,546**
 (3) (e) Approval of changing the
         Fundamental Restriction on
         Purchasing or Selling Real
         Estate.......................     258,397,526          0  87,412,546**
 (3) (f) Approval of changing the
         Fundamental Restriction on
         Purchasing or Selling
         Commodities, Margin
         Transactions, Short Sales of
         Securities and Investing in
         Puts or Calls................     258,397,526          0  87,412,546**
 (3) (g) Approval of changing the
         Fundamental Restriction on
         Making Loans.................     258,397,526          0  87,412,546**
 (3) (h) Approval of a new Fundamental
         Investment Restriction on
         Investing all of the Fund's
         Assets in an Open-End Fund...     258,397,526          0  87,412,546**
 (3) (i) Elimination of Fundamental
         Restriction on Mortgaging or
         Pledging Assets..............     258,397,526          0  87,412,546**
 (3) (j) Elimination of Fundamental
         Restriction on Investing in
         Obligations not Payable in
         United States Currency.......     258,397,526          0  87,412,546**
 (4)     Changing the Investment
         Objective of the Fund so that
         it is Non-Fundamental........     258,397,526          0  87,412,546**
 (5)     Ratification of the selection
         of KPMG LLP as Independent
         Accountants of the Fund......     211,082,067 49,226,175  85,501,830

The Special Meeting of Shareholders of the Trust was reconvened on May 31,
2000. The following matter was then considered:

                                                         VOTES     WITHHELD/
 DIRECTORS/MATTER                          VOTES FOR    AGAINST   ABSTENTIONS
 ----------------                        ------------- ---------- -----------
 (3) (c) Approval of changing the
         Fundamental Restriction on
         Underwriting Securities......     257,749,655        N/A 143,069,046**

------
 * Proposal 1 required approval by a combined vote of all of the portfolios of Short-Term Investments Trust
**  Includes Broker Non-Votes

                           TRUSTEES
Charles T. Bauer                                  Carl Frischling
Bruce L. Crockett                                Robert H. Graham          Short-Term
Owen Daly II                                   Prema Mathai-Davis          Investments Trust
Edward K. Dunn, Jr.                              Lewis F. Pennock          (STIT)
Jack M. Fields                                     Louis S. Sklar

                           OFFICERS

Charles T. Bauer                                         Chairman
Robert H. Graham                                        President
Gary T. Crum                                   Sr. Vice President
Carol F. Relihan                   Sr. Vice President & Secretary
Dana R. Sutton                         Vice President & Treasurer          Government
Melville B. Cox                                    Vice President          & Agency
Karen Dunn Kelley                                  Vice President          Portfolio
J. Abbott Sprague                                  Vice President          -------------------------------------------------
Mary J. Benson     Assistant Vice President & Assistant Treasurer          Cash                                       ANNUAL
Sheri Morris       Assistant Vice President & Assistant Treasurer          Management                                 REPORT
Renee A. Friedli                              Assistant Secretary          Class
P. Michelle Grace                             Assistant Secretary
Nancy L. Martin                               Assistant Secretary
Ofelia M. Mayo                                Assistant Secretary                                            AUGUST 31, 2000
Lisa A. Moss                                  Assistant Secretary
Kathleen J. Pflueger                          Assistant Secretary

                        INVESTMENT ADVISOR
                       A I M Advisors, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173
                           800-347-1919

                           DISTRIBUTOR
                    Fund Management Company
                 11 Greenway Plaza, Suite 100
                     Houston, TX 77046-1173
                         800-659-1005

                           CUSTODIAN
                     The Bank of New York
               90 Washington Street, 11th Floor
                     New York, NY 10286

                    LEGAL COUNSEL TO FUND
           Ballard Spahr Andrews & Ingersoll, LLP
                1735 Market Street, 51st Floor
                 Philadelphia, PA 19103-7599

                   LEGAL COUNSEL TO TRUSTEES
             Kramer, Levin, Naftalis & Frankel LLP
                      919 Third Avenue
                     New York, NY 10022

                      TRANSFER AGENT
                 A I M Fund Services, Inc.
                11 Greenway Plaza, Suite 100
                   Houston, TX 77046-1173

                         AUDITORS
                    Tait, Weller & Baker
              8 Penn Center Plaza, Suite 800
                  Philadelphia, PA 19103

This report may be distributed only to current shareholders or                         [LOGO APPEARS HERE]
      to persons who have received a current prospectus.                             Fund Management Company

IGAP-AR-3